SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Reconciliation of cash and cash equivalents and restricted cash
Cash and cash equivalents	¥ 872,573,460	$ 122,899,401	¥ 534,286,849
Restricted cash	107,666,733	15,164,542	186,340,321
Total cash, cash equivalents and restricted cash	¥ 980,240,193	$ 138,063,944	¥ 720,627,170	$ 101,498,214	¥ 432,344,956	¥ 395,473,214